Financial risk management - Interest rate risk sensitivity (Details) - Interest rate risk € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Risk management
Increase - Impact on fair value	€ 3	€ (6)
Increase - Impact on profit	4	3
Increase - Impact on OCI	0	1
Decrease - Impact on fair value	(2)	8
Decrease - Impact on profit	(5)	(4)
Decrease - Impact on OCI	€ 0	€ (1)
Interest rate, measurement input
Risk management
Interest rates - increase in basis points	100	100
Interest rates - decrease in basis points	100	100